IMPAIRMENT OF LONG-LIVED ASSETS - Impairment recognized in Balance sheet, by operating segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 7,203,496
Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	6,920,858
Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	282,638
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	7,155,052	R$ 13,823,945
Generation | Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	6,920,858	13,804,579
Generation | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	234,194	19,366
Transmission
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		2,593,222
Transmission | Financial Assets
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		2,593,222
Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	48,444	264,253
Administration | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 48,444	264,253
Management
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		16,681,420
Management | Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		13,804,579
Management | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		283,619
Management | Financial Assets
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		R$ 2,593,222